Measured Risk Strategy Fund
FUND SUMMARY - Measured Risk Strategy Fund
Investment Objective:
The Fund seeks total return from capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the "How to Purchase Shares" section on page 11 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Measured Risk Strategy Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Measured Risk Strategy Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.57%	1.57%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses		3.12%	2.87%
Fee Waiver and/or Expense Reimbursement	[2]	(0.82%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.30%	2.05%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.25% and 2.00% for Class A and Class I Shares, respectively. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis, if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Measured Risk Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	697	1,319	1,965	3,688
Class I Shares	208	812	1,441	3,136

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2017, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks capital appreciation by investing in options linked to stock market volatility and seeks income by investing in short-term fixed income securities. The adviser selects volatility-linked options using its proprietary volatility strategy and selects short-term fixed income securities using its fixed income strategy. The Fund invests without restriction as to issuer capitalization or the maturity of an issue. The Fund invests primarily in US investment grade issuers.

Volatility Strategy

Generally, the adviser views stock market volatility as an asset class in its own right. By using proprietary analytical tools, the adviser develops a forecast for changes in stock market volatility. The adviser has developed tools including models that track and calculate volatility, signaling increasing, decreasing, or level volatility conditions. The adviser then attempts to capture capital appreciation related to declining or level volatility conditions.

When the adviser projects declining volatility, the adviser may invest approximately 10-20% of the Fund’s portfolio in short-term options (calls on inverse volatility products, puts on correlated volatility products, or a combination of both) with in-the-money (i.e., below the market price of the underlying asset with respect to a call option or above the market price with respect to a put option), at-the-money (i.e., the strike price is at or about the then-current price of the underlying position), or out-of-the-money (i.e., the option has no intrinsic value and the price of the underlying position needs to move in the anticipated direction in order to get to the strike price). Due to the leverage inherent in options, this position may be equivalent to 100% or more of the Fund’s notional, or absolute, value. For the purposes of the Fund, the adviser considers “short-term” to include options with a duration of less than 60 days. The adviser selects call options on volatility-linked inverse exchange-traded funds and selects put options on volatility-linked exchange-traded funds ("ETFs"). Volatility-linked inverse ETFs are designed to produce returns that are inverse or opposite to the change in volatility. Volatility-linked ETFs are designed to produce returns that track (are positively related to) the change in volatility. Generally, the market views futures contracts on the VIX as representing investors' expectations for the level of volatility of the S&P 500 Index. As described by the CBOE (Chicago Board Options Exchange), VIX is a measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Most volatility-linked ETFs have returns related to VIX. The Fund is expected to have an inverse correlation to the VIX and, therefore, when the VIX is flat or declining the Fund is expected to have positive returns when the risk is on. Conversely, when the VIX is increasing, the Fund is expected to have negative returns. A rapid increase in the VIX over short periods of time may cause the Fund to incur significant losses. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. The remaining Fund assets are allocated primarily to fixed income securities or cash. However, when the adviser projects rising volatility, the adviser may invest substantially all of the Fund's portfolio in a combination of fixed income securities.

Additionally, regardless of the adviser’s forecast for volatility, it allocates a small portion (2% to 5%) of the Fund’s portfolio to deep out-of-the money longer-term put options on an inverse ETF or equivalent to hedge against an unexpected and dramatic rise in volatility. For the purpose of this Fund, the adviser considers “longer-term” options to be those with a duration of greater than 60 days but less than 1 year. Because of the inherent risk associated with a volatility-based strategy, the Fund always maintains this “dislocation hedge” to prevent a total loss in the event of an unexpected and extreme upward spike in volatility. Despite this hedge, and although statistically unlikely, the Fund may experience severe price declines in a single day.

Generally, purchased options are sold to adjust portfolio exposure or when the adviser believes the risk inherent in the investment is greater than the potential reward or positive return or when more attractive investments are available.

Regardless of the adviser’s forecast for volatility, it may allocate a small portion of the Fund’s portfolio to far out of-the money longer-term call options on the S&P 500 Index Options to capitalize on large, rapid upward movements in the Index. For the purpose of this Fund, the adviser considers “longer-term” options to be those with a duration of greater than 60 days but less than 1 year.

Fixed Income Strategy

The Fund seeks income by investing, without restriction as to issuer credit quality, in interest-paying short-term fixed income securities. The Fund may invest directly in individual fixed income securities or indirectly through ETFs, mutual funds and money market funds ("Underlying Funds") that invest primarily in fixed income securities. To the extent the adviser allocates a majority of the Fund's fixed income portfolio to ETFs and other Underlying Funds, the Fund will be considered a "fund of funds." The adviser focuses on identifying specific fixed income securities or Underlying Funds that offer the highest yield when compared to a peer group with similar credit quality and maturity.

The adviser re-allocates assets between the two strategies based on the expected change in volatility as indicated by its analysis. The adviser may engage in active and frequent trading of the Fund's portfolio to achieve the Fund's investment objective.

The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Exchange-Traded Funds Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Inverse ETF Risk. Inverse ETFs seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Because they reset daily there may be significant price changes associated with inverse ETFs. Inverse ETFs may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse ETFs fall in price when reference asset or stock prices are rising. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse ETFs may increase the potential loss associated with a market correction, or reduce the participation in a market rally depending on the Index or Benchmark the inverse ETF is tied to. During periods of increased price changes, inverse ETFs may not perform in the manner they are designed.

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The adviser’s assessment of the predictive validity of its projections may prove incorrect. The Fund's portfolio managers use qualitative analyses and/or statistical tools including models. Any imperfections or limitations in such analyses and tools could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to potential for more volatility than a diversified fund.

Options Risk. There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. Returns for Class N shares, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund's Class I shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.mrp.fund or by calling 1-855-907-3407.

Performance Bar Chart Class I Calendar Year Ended December 31

Best Quarter: 1st Quarter 2017 21.00% Worst Quarter: 3rd Quarter 2017 (4.38)%
Performance Table Average Annualized Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Measured Risk Strategy Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	22.17%	21.97%	May 31, 2016
Class I Shares | Return after taxes on distributions		17.84%	17.68%
Class I Shares | Return after taxes on distributions and sale of Fund shares		14.28%	15.74%
S&P 500 Total Return Index		21.83%	21.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).